U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1	Name and Address of Issuer:
Principal Life Insurance Company Variable Life Separate Account
The Principal Financial Group
Des Moines, IA 50392-2080

2	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issues, check the box but do not list series or classes)
X

3	Investment Company Act File Number:	811-05118
	Securities Act File Number:	33-13481, 333-00101, 333-71521, 333-115269
333-65690, 333-100838, 333-89446, 333-81714
333-146896, 333-149363, 333-149215
4 a	Last day of fiscal year for which this notice if filed:
December 31, 2008

4 b	Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
N/A
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4 c	Check box if this is the last time the issuer will be filing this Form.
N/A

5 Calculation of registration fee:
(i)	Aggregate sale price of securities sold during the		33-13481	$ 7,266,489
	fiscal year in reliance on rule 24f-2:		333-00101	208,245,310
			333-71521	13,289,576
			333-65690	31,682,579
			333-100838	58,056,438
			333-115269	71,965,283
			333-146896	8,797,706
			333-89446	56,560,801
			333-149363	6,988
			333-81714	421,988,530
			333-149215	(24)
				877,859,676

(ii)	Aggregate price of shares redeemed	33-13481	$ 7,017,386
	or repurchased during the fiscal year:	333-00101	259,993,743
		333-71521	7,922,242
		333-65690	20,263,086
		333-100838	33,864,887
		333-115269	34,625,937
		333-146896	4,761,926
		333-89446	33,261,861
		333-149363	152
		333-81714	222,128,575
		333-149215	-
			623,839,795

(iii)	Aggregate price of shares redeemed or
	repurchased during any prior fiscal year ending no
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:	0

(iv)	Total available redemption credits
	[Add items 5(ii) and 5(iii)]:		623,839,795

(v)	Net Sales - If Item 5(i) is greater than Item 5(iv)
	[subtract Item 5(iv) from Item 5(i)]:		254,019,881

(vi)	Redemption credits available for use in future years
	-- if Item 5(i) is less than Item 5(iv) [subtract Item
	5(iv) from Item 5(i)]"	N/A

(vii)	Multiplier for determining registration fee (See
	Instruction c.9):		0.0000558

(viii)	Registration fee due [Multiply Item 5(v) by Item
	5(vii)] (enter "0" if no fee is due):		14,174.31

6 Prepaid Shares
	If the response to Item 5(i) was determined by deducting an amount of securities that were
	registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective
	date of rescission of rule 24e-2], then report the amount of securities (number of shares or
	other units) deducted here: ____________. If there is a number of shares or other units tha
	were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which
	this form is filed that are available for use by the issuer in future fiscal years, then state the
	number here: ____________.

	7 Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal yea
	(see Instruction D):
		+	0

	8 Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]

		$ 14,174.31

9	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
03/23/09
Method of Delivery:
	X	Wire Transfer
	N/A	Mail or other means
THE 24F-2 FEE IS PAID BY 33-13481.

Signature
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:
Principal Life Insurance Company Variable Life Separate Account

	By	/s/ Joyce N. Hoffman
Joyce N. Hoffman
Senior Vice President and Corporate Secretary
	Date:	23rd day of March, 2009